Note 12 - Derivatives and Fair Value Disclosures (Details Textual) ¥ in Billions	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 JPY (¥)	Dec. 31, 2014 JPY (¥)	Jun. 02, 2017 USD ($)	Oct. 13, 2015 USD ($)	Sep. 22, 2015 USD ($)	Jul. 06, 2015 USD ($)	Apr. 10, 2014 USD ($)
Interest Rate Swap, Floating Rate, Based on LIBOR				1.14%
Foreign Currenc,y Forward Contracts, Converted Amount | ¥							¥ 0.5	¥ 0.4
Impaired Long-lived Assets, Pre-impairment Carrying Value					$ 32,235,086
Impairment of Long-Lived Assets Held-for-use				$ 2,156,002	5,735,086
Depreciation, Total				38,921,672	39,096,589	$ 35,857,507
Impairment of Long-Lived Assets to be Disposed of				4,305,271
Gas Icon and Gas Emperor [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure		$ 5,800,000
Assets Held for Sale, Costs to Sell		220,000
Gas Monarch [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure		6,000,000
Depreciation, Total		$ 255,015
Long-lived Assets Held-for-use, Fair Value Disclosure, Net	$ 5,744,985			5,744,985
Gas Moxie and Gas Nirvana [Member]
Assets Held-for-sale, Long Lived, Fair Value Disclosure			$ 6,250,000
Assets Held for Sale, Costs to Sell			272,750
Gas Pasha and Gas Evoluzione [Member]
Long-lived Assets Held-for-use, Fair Value Disclosure			$ 8,000,000
Depreciation, Total	200,130
Long-lived Assets Held-for-use, Fair Value Disclosure, Net	7,799,870			7,799,870
Interest Rate Swap [Member]
Derivative, Notional Amount	$ 68,935,006			$ 68,935,006	$ 60,750,343				$ 15,996,125	$ 11,171,875	$ 12,120,000	$ 17,553,663	$ 17,553,663
Derivative, Fixed Interest Rate									2.12%		1.54%	1.69%	2.60%
Derivative, Number of Instruments Held, Total										2
Interest Rate Swap [Member] | Minimum [Member]
Derivative, Fixed Interest Rate	1.52%			1.52%
Interest Rate Swap [Member] | Maximum [Member]
Derivative, Fixed Interest Rate	2.60%			2.60%
Interest Rate Swap 1 [Member]
Derivative, Fixed Interest Rate										1.52%
Interest Rate Swap 2 [Member]
Derivative, Fixed Interest Rate										1.55%